ORGANIZATION AND DESCRIPTION OF BUSINESS, Going Concern and Liquidity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Going concern and liquidity [Abstract]
Net loss	$ (11,967,505)	$ 2,496,554	$ 3,080,705
Accumulated deficit	(9,107,145)	2,860,360
Working capital	7,412,647
Cash and cash equivalents	$ 7,717,087	$ 4,948,090	$ 19,092,552